Assets Held for Sale - Details of Assets Held For Sale and Related Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Mar. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Asset
Inventories	₩ 14,557,419		₩ 16,133,403
Property, plant and equipment	35,206,248		31,781,196	₩ 29,596,698
Assets held for sale	406,945		12,003
Liability
Other payables		₩ 5,612
Liability held for sale	141,890		5
Assets held for sale and related liabilities [member]
Asset
Cash and cash equivalents			174
Account receivables and other receivables	728		648
Inventories	39,054
Other financial assets	119,881
Property, plant and equipment	149,612		10,552
Intangible assets	97,372
Others	298		629
Assets held for sale	406,945		12,003
Liability
Other payables	22,180		5
Provisions	119,710
Liability held for sale	₩ 141,890		₩ 5